COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DisclosureLineElements [Line Items]
Operating lease expense	$ 449,796	$ 447,402
Chief Executive Officer [Member]
DisclosureLineElements [Line Items]
Accrued compensation	2,163,000	2,215,500
Interest expense	111,588
Former Chairman [Member]
DisclosureLineElements [Line Items]
Accrued compensation	2,237,167	$ 2,320,500
Interest expense	$ 117,014